Convertible notes payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Convertible notes payable
Liability component on initial recognition	¥ 12,922	¥ 10,011
Issuance of convertible notes	7,171	9,253
Interest accrued	1,164	839
Conversion to ADS	(15,972)	(7,499)
Exchange difference	108	318
Total	¥ 5,393	¥ 12,922